Intangible Assets and Intangible Liabilities - Summary of intangible assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Gross	$ 13,213	$ 9,737
Finite-Lived Intangible Assets, Accumulated Amortization	(1,455)	(770)
Finite-Lived Intangible Assets, Net	11,758	8,967
Total intangible liabilities, net	$ 4,647	4,395
Customer Acquisition Costs [Member]
Weighted Average Amortization Period	16 years
Finite-Lived Intangible Assets, Gross	$ 5,928	5,290
Finite-Lived Intangible Assets, Accumulated Amortization	$ (671)	(368)
Site Lease Acquisition [Member]
Weighted Average Amortization Period	22 years
Finite-Lived Intangible Assets, Gross	$ 1,013	762
Finite-Lived Intangible Assets, Accumulated Amortization	$ (142)	(100)
Favorable Rate Revenue Contracts [Member]
Weighted Average Amortization Period	11 years
Finite-Lived Intangible Assets, Gross	$ 6,272	3,685
Finite-Lived Intangible Assets, Accumulated Amortization	$ (642)	(302)
Unfavorable Rate Revenue Contracts [Member]
Weighted Average Amortization Period	6 years
Finite-Lived Intangible Assets, Gross	$ 6,183	5,163
Finite-Lived Intangible Assets, Accumulated Amortization	$ (1,536)	$ (768)